Crypto assets (Details)	1 Months Ended	12 Months Ended
	Jul. 31, 2025	Jun. 30, 2026 USD ($)
Quantity
Cryptocurrencies, current		70,543,745
Amount
Cryptocurrencies, current		$ 5,078,444
Crypto Asset, Name [Extensible Enumeration]	btog:DogecoinMember	btog:DogecoinMember
Aggregate cost basis		$ 16,000,000